Summary Of Significant Accounting Policies	12 Months Ended
Dec. 31, 2020
Summary Of Significant Accounting Policies [Abstract]
Summary Of Significant Accounting Policies

2.4 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Fair value measurement

The Group measures its financial assets at fair value through profit or loss at fair value at the end of each reporting period. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either in the principal market for the asset or liability, or in the absence of a principal market, in the most advantageous market for the asset or liability. The principal or the most advantageous market must be accessible by the Group. The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

A fair value measurement of a non-financial asset takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.

The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximising the use of relevant observable inputs and minimising the use of unobservable inputs.

2.4 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Fair value measurement (continued)

All assets and liabilities for which fair value is measured or disclosed in the financial statements are categorised within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

Level 1 – based on quoted prices (unadjusted) in active markets for identical assets or liabilities

Level 2 – based on valuation techniques for which the lowest level input that is significant to the fair value measurement is observable, either directly or indirectly

Level 3 – based on valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable

For assets and liabilities that are recognised in the financial statements on a recurring basis, the Group determines whether transfers have occurred between levels in the hierarchy by reassessing categorisation (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.

Impairment of non-financial assets

Where an indication of impairment exists, or when annual impairment testing for an asset is required (other than contract assets and financial assets), the asset’s recoverable amount is estimated. An asset’s recoverable amount is the higher of the asset’s or cash-generating unit’s value in use and its fair value less costs of disposal, and is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets, in which case the recoverable amount is determined for the cash-generating unit to which the asset belongs.

An impairment loss is recognised only if the carrying amount of an asset exceeds its recoverable amount. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. An impairment loss is charged to the statement of profit or loss in the period in which it arises in those expense categories consistent with the function of the impaired asset.

An assessment is made at the end of each reporting period as to whether there is an indication that previously recognised impairment losses may no longer exist or may have decreased. If such an indication exists, the recoverable amount is estimated. A previously recognised impairment loss of an asset other than goodwill is reversed only if there has been a change in the estimates used to determine the recoverable amount of that asset, but not to an amount higher than the carrying amount that would have been determined (net of any depreciation/amortisation) had no impairment loss been recognised for the asset in prior years. A reversal of such an impairment loss is credited to the statement of profit or loss in the period in which it arises.

Related parties

A party is considered to be related to the Group if:

(a)	the party is a person or a close member of that person’s family and that person
(i)	has control or joint control over the Group;
(ii)	has significant influence over the Group; or
(iii)	is a member of the key management personnel of the Group or of a parent of the Group;

or

2.4 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Related parties (continued)

(b)	the party is an entity where any of the following conditions applies:
(i)	the entity and the Group are members of the same group;
(ii)	one entity is an associate or joint venture of the other entity (or of a parent, subsidiary or fellow subsidiary of the other entity);
(iii)	the entity and the Group are joint ventures of the same third party;
(iv)	one entity is a joint venture of a third entity and the other entity is an associate of the third entity;
(v)	the entity is a post-employment benefit plan for the benefit of employees of either the Group or an entity related to the Group;
(vi)	the entity is controlled or jointly controlled by a person identified in (a);
(vii)	a person identified in (a)(i) has significant influence over the entity or is a member of the key management personnel of the entity (or of a parent of the entity); and
(viii)	the entity, or any member of a group of which it is a part, provides key management personnel services to the Group or to the parent of the Group.

Property, plant and equipment and depreciation

Property, plant and equipment, other than construction in progress, are stated at cost (or valuation) less accumulated depreciation and any impairment losses. The cost of an item of property, plant and equipment comprises its purchase price and any directly attributable costs of bringing the asset to its working condition and location for its intended use.

Expenditure incurred after items of property, plant and equipment have been put into operation, such as repairs and maintenance, is normally charged to the statement of profit or loss in the period in which it is incurred. In situations where the recognition criteria are satisfied, the expenditure for a major inspection is capitalised in the carrying amount of the asset as a replacement. Where significant parts of property, plant and equipment are required to be replaced at intervals, the Group recognises such parts as individual assets with specific useful lives and depreciates them accordingly.

Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets as follows:

Freehold land	Not depreciated
Buildings	2% to 2.6%
Machinery and equipment	10% to 25%
Computer and office equipment	20% to 33.3%
Transportation equipment	10%

Where parts of an item of property, plant and equipment have different useful lives, the cost of that item is allocated on a reasonable basis among the parts and each part is depreciated separately. Useful lives and the depreciation method are reviewed, and adjusted if appropriate, at least at each financial year end.

An item of property, plant and equipment including any significant part initially recognised is derecognised upon disposal or when no future economic benefits are expected from its use or disposal. Any gain or loss on disposal or retirement recognised in the statement of profit or loss in the year the asset is derecognised is the difference between the net sales proceeds and the carrying amount of the relevant asset.

2.4 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Property, plant and equipment and depreciation (continued)

Construction in progress represents equipment under installation, which is stated at cost less any impairment losses, and is not depreciated. Cost comprises the direct costs of installation. Construction in progress is reclassified to the appropriate category of property, plant and equipment when completed and ready for use.

Intangible assets

Intangible assets acquired separately are measured on initial recognition at cost. The cost of intangible assets acquired in a business combination is the fair value at the date of acquisition. The useful lives of intangible assets are assessed to be either finite or indefinite. Intangible assets with finite lives are subsequently amortised over the useful economic life and assessed for impairment whenever there is an indication that the intangible asset may be impaired. The amortisation period and the amortisation method for an intangible asset with a finite useful life are reviewed at least at each financial year end.

Intangible assets are amortised on the straight-line basis over the following useful economic lives:

Software	3-10 years

Research and development costs

All research costs are charged to the statement of profit or loss as incurred.

Expenditures incurred on projects to develop new products is capitalised and deferred only when the Group can demonstrate the technical feasibility of completing the intangible asset so that it will be available for use or sale, its intention to complete and its ability to use or sell the asset, how the asset will generate future economic benefits, the availability of resources to complete the project and the ability to measure reliably the expenditure during the development. Product development expenditure which does not meet these criteria is expensed when incurred.

Leases

The Group assesses at contract inception whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

Group as a lessee

The Group applies a single recognition and measurement approach for all leases, except for short-term leases and leases of low-value assets. The Group recognises lease liabilities to make lease payments and right-of-use assets representing the right to use the underlying assets.

2.4 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Leases (continued)

(a) Right-of-use assets

Right-of-use assets are recognised at the commencement date of the lease (that is the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and any impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognised, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Right-of-use assets are depreciated on a straight-line basis over the shorter of the lease terms and the estimated useful lives of the assets as follows:

Leasehold land	50 years
Buildings	2 to 10 years

If ownership of the leased asset transfers to the Group by the end of the lease term or the cost reflects the exercise of a purchase option, depreciation is calculated using the estimated useful life of the asset.

(b) Lease liabilities

Lease liabilities are recognised at the commencement date of the lease at the present value of lease payments to be made over the lease term. The lease payments include fixed payments (including in-substance fixed payments) less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Group and payments of penalties for termination of a lease, if the lease term reflects the Group exercising the option to terminate the lease. The variable lease payments that do not depend on an index or a rate are recognised as an expense in the period in which the event or condition that triggers the payment occurs.

In calculating the present value of lease payments, the Group uses its incremental borrowing rate at the lease commencement date because the interest rate implicit in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in lease payments (e.g., a change to future lease payments resulting from a change in an index or rate) or a change in assessment of an option to purchase the underlying asset.

(c) Short-term leases

The Group applies the short-term lease recognition exemption to its short-term leases that is those leases that have a lease term of 12 months or less from the commencement date and do not contain a purchase option.

Lease payments on short-term leases are recognised as an expense on a straight-line basis over the lease term.

Group as a lessor

When the Group acts as a lessor, it classifies at lease inception (or when there is a lease modification) each of its leases as either an operating lease or a finance lease.

Leases in which the Group does not transfer substantially all the risks and rewards incidental to ownership of an asset are classified as operating leases. Rental income is accounted for on a straight-line basis over the lease terms and is included in revenue in the statement of profit or loss due to its operating nature. Initial direct costs incurred in negotiating and arranging an operating lease are added to the carrying amount of the leased asset and recognised over the lease term on the same basis as rental income.

2.4 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Investments and other financial assets

Initial recognition and measurement

Financial assets are classified, at initial recognition, as subsequently measured at amortised cost, and fair value through profit or loss.

The classification of financial assets at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Group’s business model for managing them. With the exception of trade receivables that do not contain a significant financing component or for which the Group has applied the practical expedient of not adjusting the effect of a significant financing component, the Group initially measures a financial asset at its fair value, plus in the case of a financial asset not at fair value through profit or loss, transaction costs. Trade receivables that do not contain a significant financing component or for which the Group has applied the practical expedient are measured at the transaction price determined under IFRS 15 in accordance with the policies set out for “Revenue recognition” below.

In order for a financial asset to be classified and measured at amortised cost, it needs to give rise to cash flows that are solely payments of principal and interest (“SPPI”) on the principal amount outstanding. Financial assets with cash flows that are not SPPI are classified and measured at fair value through profit or loss, irrespective of the business model.

The Group’s business model for managing financial assets refers to how it manages its financial assets in order to generate cash flows. The business model determines whether cash flows will result from collecting contractual cash flows, selling the financial assets, or both.

All regular way purchases and sales of financial assets are recognised on the trade date, that is, the date that the Group commits to purchase or sell the asset. Regular way purchases or sales are purchases or sales of financial assets that require delivery of assets within the period generally established by regulation or convention in the marketplace.

Subsequent measurement

Financial assets at amortised cost (debt instruments)

Financial assets at amortised cost are subsequently measured using the effective interest method and are subject to impairment. Gains and losses are recognised in the statement of profit or loss when the asset is derecognised, modified or impaired.

Financial assets at fair value through profit or loss

Financial assets at fair value through profit or loss are carried in the statement of financial position at fair value with net changes in fair value recognised in the statement of profit or loss.

2.4 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Derecognition of financial assets

A financial asset (or, where applicable, a part of a financial asset or part of a group of similar financial assets) is primarily derecognised (i.e., removed from the Group’s consolidated statement of financial position) when:

•	the rights to receive cash flows from the asset have expired; or
•

the Group has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a “pass-through” arrangement; and either (a) the Group has transferred substantially all the risks and rewards of the asset, or (b) the Group has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

When the Group has transferred its rights to receive cash flows from an asset or has entered into a pass-through arrangement, it evaluates if, and to what extent, it has retained the risk and rewards of ownership of the asset. When it has neither transferred nor retained substantially all the risks and rewards of the asset nor transferred control of the asset, the Group continues to recognise the transferred asset to the extent of the Group’s continuing involvement. In that case, the Group also recognises an associated liability. The transferred asset and the associated liability are measured on a basis that reflects the rights and obligations that the Group has retained.

Continuing involvement that takes the form of a guarantee over the transferred asset is measured at the lower of the original carrying amount of the asset and the maximum amount of consideration that the Group could be required to repay.

Impairment of financial assets

The Group recognises an allowance for expected credit losses (“ECLs”) for all debt instruments not held at fair value through profit or loss. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Group expects to receive, discounted at an approximation of the original effective interest rate. The expected cash flows will include cash flows from the sale of collateral held or other credit enhancements that are integral to the contractual terms.

General approach

ECLs are recognised in two stages. For credit exposures for which there has not been a significant increase in credit risk since initial recognition, ECLs are provided for credit losses that result from default events that are possible within the next 12 months (a 12-month ECL). For those credit exposures for which there has been a significant increase in credit risk since initial recognition, a loss allowance is required for credit losses expected over the remaining life of the exposure, irrespective of the timing of the default (a lifetime ECL).

At each reporting date, the Group assesses whether the credit risk on a financial instrument has increased significantly since initial recognition. When making the assessment, the Group compares the risk of a default occurring on the financial instrument as at the reporting date with the risk of a default occurring on the financial instrument as at the date of initial recognition and considers reasonable and supportable information that is available without undue cost or effort, including historical and forward-looking information.

The Group considers a financial asset in default when contractual payments are 90 days past due. However, in certain cases, the Group may also consider a financial asset to be in default when internal or external information indicates that the Group is unlikely to receive the outstanding contractual amounts in full before taking into account any credit enhancements held by the Group. A financial asset is written off when there is no reasonable expectation of recovering the contractual cash flows.

2.4 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Impairment of financial assets (continued)

General approach (continued)

Financial assets at amortised cost are subject to impairment under the general approach and they are classified within the following stages for measurement of ECLs except for trade receivables and contract assets which apply the simplified approach as detailed below.

Stage 1 – Financial instruments for which credit risk has not increased significantly since initial recognition and for which the loss allowance is measured at an amount equal to 12-month ECLs

Stage 2 – Financial instruments for which credit risk has increased significantly since initial recognition but that are not credit-impaired financial assets and for which the loss allowance is measured at an amount equal to lifetime ECLs

Stage 3 – Financial assets that are credit-impaired at the reporting date (but that are not purchased or originated credit-impaired) and for which the loss allowance is measured at an amount equal to lifetime ECLs.

Simplified approach

For trade receivables and contract assets that do not contain a significant financing component or when the Group applies the practical expedient of not adjusting the effect of a significant financing component, the Group applies the simplified approach in calculating ECLs. Under the simplified approach, the Group does not track changes in credit risk, but instead recognises a loss allowance based on lifetime ECLs at each reporting date. The Group has established a provision matrix that is based on its historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment.

Financial liabilities

Initial recognition and measurement

All financial liabilities are recognised initially at fair value and, in the case of loans and borrowings and payables, net of directly attributable transaction costs.

The Group’s financial liabilities include trade and other payables, and lease liabilities.

Subsequent measurement

Financial liabilities at amortised cost (Loans and borrowings)

After initial recognition, interest-bearing loans and borrowings are subsequently measured at amortised cost, using the effective interest rate method unless the effect of discounting would be immaterial, in which case they are stated at cost. Gains and losses are recognised in the statement of profit or loss when the liabilities are derecognised as well as through the effective interest rate amortisation process.

Amortised cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the effective interest rate. The effective interest rate amortisation is included in finance costs in the statement of profit or loss.

2.4 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Derecognition of financial liabilities

A financial liability is derecognised when the obligation under the liability is discharged or cancelled, or expires.

When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as a derecognition of the original liability and a recognition of a new liability, and the difference between the respective carrying amounts is recognised in the statement of profit or loss.

Offsetting of financial instruments

Financial assets and financial liabilities are offset and the net amount is reported in the statement of financial position if there is a currently enforceable legal right to offset the recognised amounts and there is an intention to settle on a net basis, or to realise the assets and settle the liabilities simultaneously.

Inventories

Inventories are stated at the lower of cost and net realisable value. Cost is determined on the first-in, first-out basis. Net realisable value is based on estimated selling prices less any estimated costs to be incurred to completion and disposal.

Cash and cash equivalents

For the purpose of the consolidated statement of cash flows, cash and cash equivalents comprise cash on hand and demand deposits, and short term highly liquid investments that are readily convertible into known amounts of cash, are subject to an insignificant risk of changes in value, and have an original maturity of three months when acquired, less bank overdrafts which are repayable on demand and form an integral part of the Group’s cash management.

For the purpose of the consolidated statement of financial position, cash and cash equivalents comprise cash on hand and at banks, including term deposits, and assets similar in nature to cash, which are not restricted as to use.

Income tax

Income tax comprises current and deferred tax. Income tax relating to items recognised outside profit or loss is recognised outside profit or loss, either in other comprehensive income or directly in equity.

Current tax assets and liabilities are measured at the amount expected to be recovered from or paid to the taxation authorities, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period, taking into consideration interpretations and practices prevailing in the countries in which the Group operates.

Deferred tax is provided, using the liability method, on all temporary differences at the end of the reporting period between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes.

2.4 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Income tax (continued)

Deferred tax liabilities are recognised for all taxable temporary differences, except:

•

where the deferred tax liability arises from the initial recognition of goodwill or an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss; and

•

in respect of taxable temporary differences associated with investments in subsidiaries, when the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future.

Deferred tax assets are recognised for all deductible temporary differences, the carryforward of unused tax credits and any unused tax losses. Deferred tax assets are recognised to the extent that it is probable that taxable profit will be available against which the deductible temporary differences, and the carryforward of unused tax credits and unused tax losses can be utilised, except:

•

when the deferred tax asset relating to the deductible temporary difference arises from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss; and

•

in respect of deductible temporary differences associated with investments in subsidiaries, deferred tax assets are only recognised to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profit will be available against which the temporary differences can be utilised.

The carrying amount of deferred tax assets is reviewed at the end of each reporting period and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilised. Unrecognised deferred tax assets are reassessed at the end of each reporting period and are recognised to the extent that it has become probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be recovered.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply to the period when the asset is realised or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the end of the reporting period.

Deferred tax assets and deferred tax liabilities are offset if and only if the Group has a legally enforceable right to set off current tax assets and current tax liabilities and the deferred tax assets and deferred tax liabilities relate to income taxes levied by the same taxation authority on either the same taxable entity or different taxable entities which intend either to settle current tax liabilities and assets on a net basis, or to realise the assets and settle the liabilities simultaneously, in each future period in which significant amounts of deferred tax liabilities or assets are expected to be settled or recovered.

Government grants

Government grants are recognised at their fair value where there is reasonable assurance that the grant will be received and all attaching conditions will be complied with. When the grant relates to an expense item, it is recognised as income on a systematic basis over the periods that the costs, for which it is intended to compensate, are expensed.

Where the grant relates to an asset, the fair value is credited to a deferred income account and is released to the statement of profit or loss over the expected useful life of the relevant asset by equal annual instalments.

2.4 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Revenue recognition

Revenue from contracts with customers

Revenue from contracts with customers is recognised when control of goods or services is transferred to the customers at an amount that reflects the consideration to which the Group expects to be entitled in exchange for those goods or services.

When the consideration in a contract includes a variable amount, the amount of consideration is estimated to which the Group will be entitled in exchange for transferring the goods or services to the customer. The variable consideration is estimated at contract inception and constrained until it is highly probable that a significant revenue reversal in the amount of cumulative revenue recognised will not occur when the associated uncertainty with the variable consideration is subsequently resolved.

When the contract contains a financing component which provides the customer with a significant benefit of financing the transfer of goods or services to the customer for more than one year, revenue is measured at the present value of the amount receivable, discounted using the discount rate that would be reflected in a separate financing transaction between the Group and the customer at contract inception. When the contract contains a financing component which provides the Group with a significant financial benefit for more than one year, revenue recognised under the contract includes the interest expense accreted on the contract liability under the effective interest method. For a contract where the period between the payment by the customer and the transfer of the promised goods or services is one year or less, the transaction price is not adjusted for the effects of a significant financing component, using the practical expedient in IFRS 15.

(a) License and collaboration revenue

The Group enters into a license and collaboration agreement for research, development, manufacturing and commercialization services with one customer. The terms of the arrangement include: non-refundable upfront fees of US$350 million, milestone payments for the achievement of specified manufacturing milestones, specified development milestones, specified regulatory milestones and specified net trade sales milestones of US$125 million, US$215 million, US$800 million and US$210 million. Milestone payment is a form of variable consideration which is included in the transaction price to the extent that it is highly probable that a significant reversal of accumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved. The contracts generally do not include a significant financing component.

As part of the accounting for this arrangement, the Group must use significant judgement to determine: (a) the performance obligations; and (b) the method to estimate variable consideration.

At contract inception, the Group assesses the goods or services promised within each contract and determines those that are performance obligations, and assesses whether each promised good or service is distinct.

The Group uses judgement to determine whether milestones or other variable consideration, except for royalties, should be included in the transaction price. Upon contract inception, the Group has estimated that the total transaction price is constrained to US$400 million which included upfront fees of US$350 million and milestone payments of US$50 million. The transaction price is allocated to each performance obligation on a relative stand-alone selling price basis, for which the Group recognizes revenue as or when the performance obligations under the contract are satisfied. If a milestone or other variable consideration relates specifically to the Group’s efforts to satisfy a single performance obligation or to a specific outcome from satisfying the performance obligation, the Group generally allocates that milestone amount entirely to that performance obligation once it is probable that a significant revenue reversal would not occur.

2.4 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Revenue recognition (continued)

Revenue from contracts with customers (continued)

(a) License and collaboration revenue (continued)

The Group recognizes revenue only when it satisfies a performance obligation by transferring control of the promised goods or services. The transfer of control can occur over time or at a point in time. A performance obligation is satisfied over time if it meets one of the following criteria.

•	The counterparty simultaneously receives and consumes the benefits provided by the Group’s performance as the Group performs.
•	The Group’s performance creates or enhances an asset that the counterparty controls as the asset is created or enhanced.
•	The Group’s performance does not create an asset with an alternative use to the Group and the Group has an enforceable right to payment for performance completed to date.

The portion of the transaction price that is allocated to performance obligations satisfied at a point in time is recognized as revenue when control of the goods or services is transferred to the counterparty. If the performance obligation is satisfied over time, the portion of the transaction price allocated to that performance obligation is recognized as revenue as the performance obligation is satisfied. The Group adopts an appropriate method of measuring progress for purposes of recognizing revenue. The Group evaluates the measure of progress at the end of each reporting period and, if necessary, adjusts the measure of performance and related revenue recognition.

Upfront fees

Upfront payment is allocated to the performance obligations based on the Group’s best estimate of their relative stand-alone selling prices. The upfront fees of US$350 million was included in the transaction price upon contract inception in 2017 and fully received by the Group in 2018.

Milestone payments

At the inception of each arrangement that includes milestone payments, the Group evaluates whether the milestones are considered probable of being achieved and estimates the amount to be included in the transaction price using the most likely amount method. If it is probable that a significant reversal of cumulative revenue would not occur, the associated milestone value is included in the transaction price. Milestone payments that are not within the control of the Group, such as regulatory approvals, are not considered probable of being achieved until those approvals are received. The Group evaluates factors such as the scientific, clinical, regulatory, commercial, and other risks that must be overcome to achieve the particular milestone in making this assessment. There is considerable judgement involved in determining whether it is probable that a significant reversal of cumulative revenue would not occur. At the end of each subsequent reporting period, the Group re-evaluates the probability of achievement of all milestones subject to constraint and, if necessary, adjusts its estimate of the overall transaction price. The milestone payments were allocated to the performance obligations based on the Group’s best estimate of their relative stand-alone selling prices unless the criteria under IFRS 15.85 are met, where the milestone payments are allocated entirely to the performance obligation which the milestone payments are specifically related to.

2.4 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Revenue recognition (continued)

Revenue from contracts with customers (continued)

(a) License and collaboration revenue (continued)

Milestone payments (continued)

The initial two milestone payments of US$50 million were included in the transaction price at contract inception in 2017. Subsequently in 2019, an additional two milestone payments of US$60 million were included in the transaction price when the milestones triggered by dosing of a specified number of patients in the CARTITUDE-1 clinical trial were achieved. In 2020, an additional milestone with a payment of US$75 million was achieved relating to the clinical development of cilta-cel. At December 31, 2020, the Group is eligible to receive further milestone payments up to $125 million for the achievement of specified manufacturing milestones and an additional $1,040 million, consisting of $105 million for the achievement of specified future development milestones, $725 million for the achievement of specified regulatory milestones and $210 million for the achievement of specified net trade sales milestones. The Company accessed that achievement of the remaining milestones is highly uncertain and the related milestone payments are not included in the transaction price. The milestone is achieved when the triggering event described in the agreement occurs.

Licenses of intellectual property

In assessing whether a license is distinct from the other promises, the Group considers factors such as the research, development, manufacturing and commercialization capabilities of the collaboration partner and the availability of the associated expertise in the general marketplace. In addition, the Group considers whether the counterparty can benefit from a license for its intended purpose without the receipt of the remaining promise(s) by considering whether the value of the license is dependent on the unsatisfied promise(s), whether there are other vendors that could provide the remaining promise(s), and whether it is separately identifiable from the remaining promise(s). The Group evaluates the nature of a promise to grant a license in order to determine whether the promise is satisfied over time or at a point in time. The Group evaluated that the licenses are separate performance obligations which represent a right to use the Group’s license as it exists at the point in time that the license is granted. Revenue from licenses is recognized when the control of the right to use of the license is transferred to the customer.

Steering committee services

In assessing whether the preparation and participation in a Joint Steering Committee which leads to the commercialization of a new drug (“JSC service”) is a promised service in the arrangement, the Group concluded that the services are capable of being distinct from the intellectual property licenses and distinct within the context of the contract based on a careful evaluation of the specific facts and circumstances. It was determined that the largest portion of the transaction price should be allocated to the JSC service as the Group is responsible for a significant portion of the development work prior to commercialization. The performance obligation is satisfied over time as services are rendered. Revenue from JSC service is recognized on a straight-line basis over the period when the JSC service is provided.

Pursuant to the license and collaboration agreement, both the Group and the customer jointly perform research and development activities and share the related costs. The research and development activities conducted by the Company are included within the JSC service performance obligation and are a significant input to the JSC service to achieve commercialisation of the new drug. Therefore, performing such research and development activities under the arrangement is not considered a distinct performance obligation.

(b) Rendering of services

The Group render research and development services to customers by delivering research report. Revenue is recognized at the point in time when the research report is delivered and accepted by the customers.

2.4 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Revenue recognition (continued)

Revenue from contracts with customers (continued)

(c) Sale of goods

Revenue from the sale of goods is recognised at the point in time when control of the goods is transferred to the customer, generally on delivery of the goods.

Other income

Interest income is recognized on an accrual basis using the effective interest method by applying the rate that exactly discounts the estimated future cash receipts over the expected life of the financial instrument or a shorter period, when appropriate, to the net carrying amount of the financial asset.

Dividend income is recognised when the shareholders’ right to receive payment has been established, it is probable that the economic benefits associated with the dividend will flow to the Group and the amount of the dividend can be measured reliably.

Contract assets

A contract asset is the right to consideration in exchange for goods or services transferred to the customer. If the Group performs by transferring goods or services to a customer before the customer pays consideration or before payment is due, a contract asset is recognised for the earned consideration that is conditional.

Contract liabilities

A contract liability is recognised when a payment is received or a payment is due (whichever is earlier) from a customer before the Group transfers the related goods or services. Contract liabilities are recognised as revenue when the Group performs under the contract (i.e., transfers control of the related goods or services to the customer).

Share-based payments

The Group operates a share option scheme and a restricted stock unit scheme (“RSU scheme”) for the purpose of providing incentives and rewards to eligible participants who contribute to the success of the Group’s operations. Employees (including directors) of the Group receive remuneration in the form of share-based payments, whereby employees render services as consideration for equity instruments (“equity-settled transactions”).

The cost of equity-settled transactions with employees is measured by reference to the fair value at the date at which they are granted. The fair value of share option is determined by an external valuer using a binomial model, and the fair value of each RSU is determined by reference to market price of the Group’s shares at the respective grant date, further details of which are given in note 25 and note 26 to the consolidated financial statements.

The cost of equity-settled transactions is recognised, together with a corresponding increase in equity, over the period in which the performance and/or service conditions are fulfilled in employee benefit expense. The cumulative expense recognised for equity-settled transactions at the end of each reporting period until the vesting date reflects the extent to which the vesting period has expired and the Group’s best estimate of the number of equity instruments that will ultimately vest. The charge or credit to the statement of profit or loss for a period represents the movement in the cumulative expense recognised as at the beginning and end of that period.

2.4 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Share-based payments (continued)

Service and non-market performance conditions are not taken into account when determining the grant date fair value of awards, but the likelihood of the conditions being met is assessed as part of the Group’s best estimate of the number of equity instruments that will ultimately vest. Market performance conditions are reflected within the grant date fair value. Any other conditions attached to an award, but without an associated service requirement, are considered to be non-vesting conditions. Non-vesting conditions are reflected in the fair value of an award and lead to an immediate expensing of an award unless there are also service and/or performance conditions.

For awards that do not ultimately vest because non-market performance and/or service conditions have not been met, no expense is recognised. Where awards include a market or non-vesting condition, the transactions are treated as vesting irrespective of whether the market or non-vesting condition is satisfied, provided that all other performance and/or service conditions are satisfied.

Where the terms of an equity-settled award are modified, as a minimum an expense is recognised as if the terms had not been modified, if the original terms of the award are met. In addition, an expense is recognised for any modification that increases the total fair value of the share-based payments, or is otherwise beneficial to the employee as measured at the date of modification.

Where an equity-settled award is cancelled, it is treated as if it had vested on the date of cancellation, and any expense not yet recognised for the award is recognised immediately. This includes any award where non-vesting conditions within the control of either the Group or the employee are not met. However, if a new award is substituted for the cancelled award, and is designated as a replacement award on the date that it is granted, the cancelled and new awards are treated as if they were a modification of the original award, as described in the previous paragraph.

The dilutive effect of outstanding options and RSUs are reflected as additional share dilution in the computation of earnings per share.

Other employee benefits

Pension scheme

The employees of the Group’s subsidiary which operates in Mainland China are required to participate in a central pension scheme operated by the local municipal government. This subsidiary is required to contribute certain percentage of its payroll costs to the central pension scheme. The contributions are charged to the statement of profit or loss as they become payable in accordance with the rules of the central pension scheme.

Foreign currencies

These consolidated financial statements are presented in United States dollars, which is the Company’s functional currency. Each entity in the Group determines its own functional currency and items included in the consolidated financial statements of each entity are measured using that functional currency. Foreign currency transactions recorded by the entities in the Group are initially recorded using their respective functional currency rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated at the functional currency rates of exchange ruling at the end of the reporting period. Differences arising on settlement or translation of monetary items are recognised in the statement of profit or loss.

Differences arising on settlement or translation of monetary items are recognised in the statement of profit or loss with the exception of monetary items that are designated as part of the hedge of the Group’s net investment of a foreign operation. These are recognised in other comprehensive income until the net investment is disposed of, at which time the cumulative amount is reclassified to the statement of profit or loss. Tax charges and credits attributable to exchange differences on those monetary items are also recorded in other comprehensive income.

2.4 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Foreign currencies (continued)

Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates at the dates of the initial transactions. Non-monetary items measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value was determined. The gain or loss arising on translation of a non-monetary item measured at fair value is treated in line with the recognition of the gain or loss on change in fair value of the item (i.e., translation difference on the item whose fair value gain or loss is recognised in other comprehensive income or profit or loss is also recognised in other comprehensive income or profit or loss, respectively).

In determining the exchange rate on initial recognition of the related asset, expense or income on the derecognition of a non-monetary asset or non-monetary liability relating to an advance consideration, the date of initial transaction is the date on which the Group initially recognises the non-monetary asset or non-monetary liability arising from the advance consideration. If there are multiple payments or receipts in advance, the Group determines the transaction date for each payment or receipt of the advance consideration.

The functional currencies of certain subsidiaries established in the PRC and Europe are currencies other than the United States dollar. As at the end of the reporting period, the assets and liabilities of these entities are translated into United States dollars at the exchange rates prevailing at the end of the reporting period and their statements of profit or loss are translated into United States dollars at the weighted average exchange rates for the year.

The resulting exchange differences are recognised in other comprehensive income and accumulated in the foreign currency translation reserve. On disposal of a foreign operation, the component of other comprehensive income relating to that particular foreign operation is recognised in the statement of profit or loss.

For the purpose of the consolidated statements of cash flows, the cash flows of the subsidiaries established in the PRC and Europe are translated into United States dollars at the exchange rates ruling at the dates of the cash flows. Frequently recurring cash flows of the companies established in the PRC and Europe which arise throughout the year are translated into United States dollars at the weighted average exchange rates for the year.

The preparation of the Group’s consolidated financial statements requires management to make judgements, estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities, and their accompanying disclosures, and the disclosure of contingent liabilities. Uncertainty about these assumptions and estimates could result in outcomes that could require a material adjustment to the carrying amounts of the assets or liabilities affected in the future.

Impact of covid-19

The COVID-19 situation is very fluid across the world where each country or the sites within a country could be impacted differently. For the year ended December 31, 2020, COVID-19 has had limited impact on the Group’s operations.

There are still uncertainties of COVID-19’s future impact on the Group’s business, results of operations and financial condition, and the extent of the impact will depend on numerous evolving factors including, but not limited to: the magnitude and duration of COVID-19, the development and progress of distribution of COVID-19 vaccines and other medical treatments, the speed of the anticipated recovery, and governmental and business reactions to the pandemic. If the situation materially deteriorates, the Group’s business, results of operations and financial condition could be materially and adversely affected. The Group will continue to monitor and assess the impact of the ongoing development of the epidemic on the financial position and operating results of the Group and respond accordingly.